Borrowings	12 Months Ended
Mar. 31, 2025
Borrowings.
Borrowings

21. Borrowings
The Group’s sources of borrowing for funding and liquidity purposes come from a range of committed bank facilities and through short-term and long-term issuances in the capital markets including bond and commercial paper issues and bank loans. Liabilities arising from the Group’s lease arrangements are also reported in borrowings; see note 20 ‘Leases’. We manage the basis on which we incur interest on debt between fixed interest rates and floating interest rates depending on market conditions using interest rate derivatives. The Group enters into foreign exchange contracts to mitigate the impact of exchange rate movements on certain monetary items.
Accounting policies
Interest-bearing bonds, loans and overdrafts are initially measured at fair value (which is equal to cost at inception), and are subsequently measured at amortised cost, using the effective interest rate method. Where they are identified as a hedged item in a designated fair value hedge relationship, fair value adjustments are recognised in accordance with our policy (see note 22 ‘Capital and financial risk management’). Any difference between the proceeds net of transaction costs and the amount due on settlement or redemption of borrowings is recognised over the term of the borrowing.
Borrowings

	2025 €m	Re-presented 1 2024 € m

Non-current borrowings

Bonds	34,873	40,382

Bank loans	1,009	402

Lease liabilities (note 20 ‘Leases’)	8,480	7,416

Other borrowings 2	1,734	1,059

	46,096	49,259

Current borrowings

Bonds	1,529	361

Bank loans	204	365

Lease liabilities (note 20 ‘Leases’)	2,346	2,256

Collateral liabilities	2,357	2,628

Bank borrowings secured against Indian assets	–	1,720

Other borrowings 2	611	398

	7,047	7,728

Borrowings	53,143	56,987
Note:

1.
On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial statements’ which has impacted the classification of certain bonds between current borrowings and non-current
borrowings. As a result of the reclassification, comparatives at 31 March 2024, have been re-presented in accordance with IFRS requirements. See note 1 ‘Basis of preparation’ to the consolidated financial statements for more information.

2.
Includes
€
700 million (2024:
€
862 million) and
€
187 million (2024:
€
158 million) of licence and spectrum fees payable,
and
€
307 million (2024:
€
20 million) and
€
196 million (2024:
€
40 million) of supplier payables classified as borrowings, in non-current
and current borrowings respectively.

The fair value of the Group’s financial liabilities held at amortised cost approximate to fair value with the exception of long-term bonds with a carrying value of
€
34,873 million (2024
re-presented
1
:

€
40,382 million) which have a fair value of
€
31,325 million (2024
 re-presented
1
:

€
36,787 million). Fair value is based on level 1 of the fair value hierarchy using quoted market prices.
The Group’s current borrowings also included
€
nil (2024:
€
1,720 million) of bank borrowings that were secured against the Group’s shareholdings in Indus Towers and Vodafone Idea (see note 12 ‘Associates and joint arrangements’ for further details of these assets) that were repaid following the realisation of proceeds from those assets. This arrangement contained an embedded derivative option which was separately fair valued and was presented within derivative assets in current assets (see note 14 ‘Trade and other receivables’).
The Group’s borrowings, which
mainly

include certain bonds that have been designated in hedge relationships, are carried at
€
899 million (2024:
€
1,229 million) higher than their euro equivalent redemption value. In addition, where bonds are issued in currencies other than euros, the Group has entered into foreign currency swaps to fix the euro cash outflows on redemption. The impact of these swaps is not reflected in borrowings and would decrease the euro equivalent redemption value of the bonds by
€
1,132 million (2024:
€
1,559 million).
Commercial paper programmes
The Group currently have US and euro commercial paper programmes of US$15 billion (
€
13.9 billion) and
€
10 billion respectively which are available to be used to meet short-term liquidity requirements. At 31 March 2025 both programmes remained undrawn. The commercial paper facilities were supported by US$4.0 billion (
€
3.7 billion) and
€
4.1 billion of syndicated committed bank facilities. No amounts had been drawn under these facilities.
Bonds
We have two
€
30 billion euro medium-term note programmes and a US shelf programme which are used to meet medium to long-term funding requirements. At 31 March 2025 the total nominal amounts in issue under these programmes split by currency were US$18.4 billion,
€
13.0 billion, £4.0 billion,
CHF0.2 billion, HKD$1.8 billion,
AUS$0.3 billion, JPY10.0 billion
, and NOK0.2 billion
.
At 31 March 2025 the Group had bonds outstanding with a nominal value equivalent to
€
35.5 billion. During the year ended 31 March 2025, bonds with a nominal value of
€
0.6 billion and US$3.0 billion (
€
2.8 billion) were issued utilising the euro medium-term note and
US shelf
programmes. During the year bonds with nominal value
of
US$3.3 billion (
€
3.1 billion),
€
2.6 billion, NOK2.0 billion (
€
0.2 billion), AUS$0.2 billion (
€
0.1 billion), £0.1 billion (
€
0.1 billion), CHF0.1 billion (
€
0.1 billion) and HKD$0.3 billion (
€
0.04 billion) were
re-purchased
and bonds with a carrying value
of
US$1.0 billion (
€
0.9 billion) and CHF0.4 billion (
€
0.4 billion) matured. Bonds mature between 2025 and 2086 (2024: 2024 and 2063) and have interest rates between 0.5% and 8% (2024: 0.375% and 8%).
Treasury shares
The Group held a maximum of 2,305,697,477 (2024: 1,825,624,610) of its own shares during the year which represented 8.2% (2024: 6.3%) of issued share capital at that time.